Patent (Details) - Schedule of Gross Carrying Amount, Accumulate - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2022	Sep. 30, 2023
Schedule of Gross Carrying Amount, Accumulate [Line Items]
Graphite production and Graphene production, Acquisition cost	$ 6,474,000	$ 6,473,888
Graphite production and Graphene production, Accumulated amortization	(863,000)	(215,796)	$ (647,000)
Graphite production and Graphene production, Net carrying amount	5,611,000	6,258,092	5,827,000
Graphite production [Member]
Schedule of Gross Carrying Amount, Accumulate [Line Items]
Graphite production and Graphene production, Acquisition cost	216,000	215,796
Graphite production and Graphene production, Accumulated amortization	(29,000)	(7,193)	(22,000)
Graphite production and Graphene production, Net carrying amount	187,000	208,602	194,000
Graphene production [Member]
Schedule of Gross Carrying Amount, Accumulate [Line Items]
Graphite production and Graphene production, Acquisition cost	6,258,000	6,258,092
Graphite production and Graphene production, Accumulated amortization	(834,000)	(208,603)	(625,000)
Graphite production and Graphene production, Net carrying amount	$ 5,424,000	$ 6,049,490	5,633,000
Parent Company [Member]
Schedule of Gross Carrying Amount, Accumulate [Line Items]
Graphite production and Graphene production, Accumulated amortization			(647,389)
Graphite production and Graphene production, Net carrying amount			5,826,499
Parent Company [Member] | Graphite production [Member]
Schedule of Gross Carrying Amount, Accumulate [Line Items]
Graphite production and Graphene production, Accumulated amortization			(21,580)
Graphite production and Graphene production, Net carrying amount			194,216
Parent Company [Member] | Graphene production [Member]
Schedule of Gross Carrying Amount, Accumulate [Line Items]
Graphite production and Graphene production, Accumulated amortization			(625,809)
Graphite production and Graphene production, Net carrying amount			$ 5,632,283